Revenue (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Revenue
Schedule of revenues

	For the years ended March 31,
	2021	2020
Online VIP membership revenue	$23,988,077	$22,317,033
Online SVIP membership revenue	4,967,186	6,093,679
Technology services revenue	213,283	190,359
Total	$29,168,546	$28,601,071

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2021	2020
Online VIP membership revenue	$23,988,077	$22,317,033
Online SVIP membership revenue	4,967,186	6,093,679
Technology services revenue	213,283	190,359
Total	$29,168,546	$28,601,071

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543